Segment Reporting (Details) - Schedule of revenue by major service categories - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Member services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	$ 872,629	$ 2,525,084	$ 5,280,587
Comprehensive tailored services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	13,345,880	5,733,342	4,732,980
Sponsorship advertising services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	6,598,527	8,288,164	2,520,026
Consulting services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	416,634	1,189,169	793,400
Online services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	361,933	66,304	8,098
Other services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	1,585,481	123,413	203,908
Revenue, net [Member]
Revenue, Major Customer [Line Items]
Revenue, net	$ 23,181,084	$ 17,925,476	$ 13,538,999